Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other financial liabilities [Abstract]
Disclosure Of Loans And Financial Obligations Classified By Type At The Statement Of Financial Position [Text Block]
Debts and financial liabilities classified according to the type of obligation and their classifications in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2020		As of December 31, 2019
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank borrowings (1)	37,754,705	88,151,400	42,447,438	99,749,082
Bonds payable (1)	7,691,023	324,725,456	6,744,739	133,806,947
Derivative not designated as hedges (2)	4,243,939	-	240,394	-
Derivative designated as hedges (2)	5,323,640	-	805,306	-
Deposits for return of bottles and containers	14,116,167	-	13,290,754	-
Total	69,129,474	412,876,856	63,528,631	233,556,029
(1)  See
Note 5 – Risk administration
.
(2)  See
Note 7 – Financial instruments
.

Disclosure Of Current Loans And Financial Obligations [Text Block]
Current loan and financial obligation

As of
December 31, 2020
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	1,357	4,071	5,428	Monthly	4.87
76,337,371-1	Bebidas CCU-PepsiCo SpA.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	8,179	-	8,179	At maturity	3.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	324,308	324,308	At maturity	4.56
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	10,926,400	10,926,400	At maturity	2.20
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	-	42,899	42,899	At maturity	3.64
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	-	10,796,220	10,796,220	At maturity	1.98
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	3,650	8,247,020	8,250,670	At maturity	1.20
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	44,827	2,000,000	2,044,827	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	-	2,014,896	2,014,896	At maturity	3.83
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	1,008,444	1,008,444	At maturity	4.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	1,667,569	1,667,569	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	28,661	-	28,661	At maturity	3.95
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	326,560	-	326,560	At maturity	4.68
0-E	Sáenz Briones & Cía. S.A.I.C.	Argentina	0-E	Banco Citibank	Argentina	ARS	966	-	966	At maturity	34.75
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	61,176	-	61,176	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	35,693	-	35,693	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	8,821	-	8,821	Semiannual	5.95
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	202,988	-	202,988	Monthly	4.80
Total							722,878	37,031,827	37,754,705
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	3,260,702	2,625,046	5,885,748	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond J	898 28/06/2018	Chile	UF	976,885	3,482	980,367	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	52,828	247,413	300,241	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond M	898 28/06/2018	Chile	UF	52,355	236,335	288,690	Semiannual	1.60
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	Bond D	986 12/12/2019	Chile	UF	49,346	186,631	235,977	Semiannual	1.00
Total							4,392,116	3,298,907	7,691,023
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

As of
December 31, 2019
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	2,037	2,629	4,666	Monthly	4.87
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	10,715,017	10,715,017	At maturity	2.20
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	-	11,370,518	11,370,518	At maturity	2.47
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	-	45,102	45,102	At maturity	3.64
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	-	7,629,611	7,629,611	At maturity	3.08
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	-	9,089	9,089	At maturity	2.90
91,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	319,034	319,034	At maturity	4.56
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	13,500	4,500	18,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	22,500	-	22,500	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	9,761	3,286	13,047	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	22,183	30,027	52,210	Monthly	5.14
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	16,667	11,113	27,780	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	20,834	27,776	48,610	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	25,468	-	25,468	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	41,300	-	41,300	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	30,880	20,791	51,671	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	39,281	53,063	92,344	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	31,200	83,600	114,800	Monthly	5.16
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	300,155	-	300,155	Monthly	0.31
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	997,853	-	997,853	Monthly	2.34
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	45,100	-	45,100	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	6,384	400,000	406,384	At maturity	4.56
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	296,906	299,397	596,303	Monthly	5.02
96,981,310-6	Cervecería Kunstmann S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	-	14,896	14,896	At maturity	3.83
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	8,444	8,444	At maturity	4.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	1,589,137	1,589,137	Semiannual	3.45
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	322,400	-	322,400	At maturity	4.68
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	4,385,390	-	4,385,390	At maturity	55.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	2,474,461	-	2,474,461	At maturity	53.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	41,808	-	41,808	Quarterly	5.00
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	332,747	331,593	664,340	Monthly	4.80
Total							9,478,815	32,968,623	42,447,438
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Maturity (*)
							0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	661,567	5,128,436	5,790,003	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	-	954,736	954,736	Semiannual	2.90
Total							661,567	6,083,172	6,744,739
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Disclosure Of Non Current Loans And Financial Obligations [Text Block]
Non-current loan and financial obligation

As of
December 31, 2020
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	10,856	10,856	36,172	57,884	Monthly	4.87
76,337,371-1	Bebidas CCU-PepsiCo SpA.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	997,111	-	-	997,111	At maturity	3.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	39,978,565	-	-	39,978,565	At maturity	4.56
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	9,945,156	-	-	9,945,156	At maturity	3.64
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	3,300,000	3,301,389	-	6,601,389	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	2,980,819	-	2,980,819	At maturity	3.95
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,000,000	-	-	16,000,000	At maturity	4.68
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	985,409	1,751,838	766,429	3,503,676	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	2,638,387	4,397,310	-	7,035,697	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,051,103	-	-	1,051,103	Semiannual	5.95
Total							74,906,587	12,442,212	802,601	88,151,400

(*)
The amount based on the undiscounted contractual flows is found in

Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	10,529,882	10,539,626	23,754,354	44,823,862	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond J	898 28/06/2018	Chile	UF	9,244	9,255	87,292,422	87,310,921	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	428,496	44,034,575	43,908,966	88,372,037	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond M	898 28/06/2018	Chile	UF	424,658	425,238	59,078,988	59,928,884	Semiannual	1.60
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	Bond D	986 12/12/2019	Chile	UF	417,245	43,872,507	-	44,289,752	Semiannual	1.00
Total							11,809,525	98,881,201	214,034,730	324,725,456

(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in

Note 5 – Risk administration
.

As of December 31, 2019:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	16,327	16,330	28,619	61,276	Monthly	4.87
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	10,445,830	-	-	10,445,830	At maturity	3.64
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	8,685,384	-	-	8,685,384	At maturity	2.90
91,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	39,902,607	-	-	39,902,607	At maturity	4.56
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	3.83
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	1,000,000	-	-	1,000,000	At maturity	4.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	3,333,334	3,333,334	1,666,667	8,333,335	Semiannual	3.45
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,000,000	-	-	16,000,000	At maturity	4.68
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	922,478	1,844,956	922,478	3,689,912	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	2,469,892	4,939,784	-	7,409,676	Quarterly	5.00
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	221,062	-	-	221,062	Monthly	4.80
Total							86,996,914	10,134,404	2,617,764	99,749,082

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Not
e 7 – Financial ins
truments
.
(*) The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	10,249,998	10,259,097	28,266,218	48,775,313	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	-	-	85,031,634	85,031,634	Semiannual	2.90
Total							10,249,998	10,259,097	113,297,852	133,806,947

(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 - Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in

Note 5 - Risk administration
.

Disclosure Of Loans And Financial Obligations Classified By Type Of Foreign Currency And Interest Rate [Text Block]
Debts and financial liabilities are stated in several currencies and accrue fixed and variable interest rates. These obligations classified by currency and interest type (excluding the effect of cross currency interest rate swap agreements) are detailed as follows:

	As of December 31, 2020		As of December 31, 2019
	Fixed Interest Rate	Variable Interest Rate	Fixed Interest Rate	Variable Interest Rate
	ThCh$	ThCh$	ThCh$	ThCh$
US Dollar	20,784,275	8,250,670	29,491,061	8,694,473
Chilean Pesos	84,907,728	-	85,058,395	-
Argentinean Pesos	966	-	6,859,851	-
Unidades de Fomento (*)	332,479,791	-	140,617,628	-
Unidad indexada (**)	202,988	-	885,402	-
Bolivian	11,696,166	-	11,141,396	-
Total	450,071,914	8,250,670	274,053,733	8,694,473
(*) The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate us set daily in advance based on changes in the previous month’s inflation rate.
(**) The unidad Indexada (UI) is an Uruguayan inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous month’s inflation rate.